CONDENSED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Sales	$ 1,057,210	$ 357,979
Cost of Sales	676,834	431,888
GROSS PROFIT (LOSS)	380,376	(73,909)
Research and development expenses	962,705	1,155,436
Selling and marketing expenses	1,078,616	752,420
General and administrative expenses	2,346,778	1,670,513
OPERATING LOSS	(4,007,723)	(3,652,278)
Change in fair value of derivative warrant liabilities	(526,930)	1,253,042
Other finance income, net	198,818	103,281
NET LOSS AND COMPREHENSIVE LOSS	$ (4,335,835)	$ (2,295,955)
Net loss per ordinary share, basic (in Dollars per share)	$ (0.17)	$ (0.14)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.17)	$ (0.14)
Weighted-average number of ordinary shares outstanding, basic (in Shares)	24,915,975	16,018,334
Weighted-average number of ordinary shares outstanding, diluted (in Shares)	24,915,975	16,018,334